ACQUISITIONS - Company adjusted the preliminary purchase price allocation (Details) $ in Millions	Dec. 31, 2019 USD ($)
Acquisitions and Dispositions
Property, plant and equipment	$ 227.1
Intangible assets	27.0
Environmental provisions	(0.4)
Total purchase price	253.7
Preliminary
Acquisitions and Dispositions
Property, plant and equipment	253.7
Total purchase price	253.7
Adjustments
Acquisitions and Dispositions
Property, plant and equipment	(26.6)
Intangible assets	27.0
Environmental provisions	$ (0.4)